Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of August 2012
Collection Period Start	1-Aug-12	Distribution Date	17-Sep-12
Collection Period End	31-Aug-12	30/360 Days	30
Beg. of Interest Period	15-Aug-12	Actual/360 Days	33
End of Interest Period	17-Sep-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	448,732,610.24	404,594,049.87	0.4531453
Total Securities		892,857,142.86	448,732,610.24	404,594,049.87	0.4531453
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	280,000,000.00	193,875,467.38	149,736,907.01	0.5347747
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	44,138,560.37	180,950.44	157.6377156	0.6462516
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,138,560.37	299,483.77

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				5,912,647.76
Monthly Interest				2,605,266.26
Total Monthly Payments				8,517,914.02

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				242,444.20
Aggregate Sales Proceeds Advance				14,109,801.79
Total Advances				14,352,245.99

Vehicle Disposition Proceeds:
Reallocation Payments				22,558,453.64
Repurchase Payments				936,749.43
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,838,585.20
Excess Wear and Tear and Excess Mileage				137,542.97
Remaining Payoffs				0.00
Net Insurance Proceeds				249,588.79
Residual Value Surplus				643,491.66
Total Collections				58,234,571.70

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	17,902,662.64			1,225
Involuntary Repossession	173,131.00			10
Voluntary Repossession	70,205.00			5
Full Termination	4,381,145.00			221
Bankruptcy	31,310.00			2
Insurance Payoff		248,062.37		12
Customer Payoff			244,328.76	14
Grounding Dealer Payoff			6,640,190.58	343
Dealer Purchase			2,565,877.33	131
Total	22,558,453.64	248,062.37	9,450,396.67	1,963

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of August 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	26,405	481,303,100.14	6.00%	448,732,610.24
Total Depreciation Received		(6,595,004.34)		(6,291,920.83)
Principal Amount of Gross Losses	(28)	(518,732.99)		(482,337.81)
Repurchase / Reallocation	(49)	(978,325.34)		(936,749.43)
Early Terminations	(1,289)	(20,861,190.03)		(19,444,256.98)
Scheduled Terminations	(956)	(18,219,264.99)		(16,983,295.32)
Pool Balance - End of Period	24,083	434,130,582.45	6.00000%	404,594,049.87

Remaining Pool Balance
Lease Payment				75,753,097.56
Residual Value				328,840,952.31
Total				404,594,049.87

III. DISTRIBUTIONS

Total Collections					58,234,571.70
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					58,234,571.70

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					278,311.86
3. Reimbursement of Sales Proceeds Advance					9,314,251.76
4. Servicing Fee:
Servicing Fee Due					373,943.84
Servicing Fee Paid					373,943.84
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					9,966,507.46

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					180,950.44

Class A-3 Notes Monthly Interest Paid					180,950.44
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of August 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	299,483.77
Total Note and Certificate Monthly Interest Paid	299,483.77
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	47,968,580.47

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,138,560.37

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	44,138,560.37
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,830,020.10

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of August 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,830,020.10
Gross Reserve Account Balance		17,222,877.24
Remaining Available Collections Released to Seller		3,830,020.10
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		9.31
Monthly Prepayment Speed		110%
Lifetime Prepayment Speed		82%

	$	units
Recoveries of Defaulted and Casualty Receivables	541,759.87
Securitization Value of Defaulted Receivables and Casualty Receivables	482,337.81	28
Aggregate Defaulted and Casualty Gain (Loss)	59,422.06
Pool Balance at Beginning of Collection Period	448,732,610.24
Net Loss Ratio	0.0132%

Cumulative Net Losses for all Periods	0.1009%	900,689.24

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,513,187.66	142
61-90 Days Delinquent	743,057.03	43
91-120+ Days Delinquent	285,706.20	17
Total Delinquent Receivables:	3,541,950.89	202
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	22,283,807.64	1446
Securitization Value	23,285,324.66
Aggregate Residual Gain (Loss)	(1,001,517.02)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	102,380,446.85	5,883
Cumulative Securitization Value	105,512,436.30
Cumulative Residual Gain (Loss)	(3,131,989.45)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		11,592,903.48
Reimbursement of Outstanding Advance		9,314,251.76
Additional Advances for current period		14,109,801.79
Ending Balance of Residual Advance		16,388,453.51

Beginning Balance of Payment Advance		611,007.08
Reimbursement of Outstanding Payment Advance		278,311.86
Additional Payment Advances for current period		242,444.20
Ending Balance of Payment Advance		575,139.42

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of August 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No